Summary of Significant Accounting Policies (Advertising Costs) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment, Continuing Operations [Member]
Schedule of Significant Accounting Policies [Line Items]
Advertising expenses	$ 553,380	$ 2,493,901	$ 6,086,030
Segment, Discontinued Operations [Member]
Schedule of Significant Accounting Policies [Line Items]
Advertising expenses			$ 210,987